Exhibit 99.15

VIA EDGAR

December 5, 2007

William J. Kotapish, Esq.
Chief, Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

         RE: Separate Account I of Integrity Life Insurance Company Amendment to Registration Statement Pursuant to Rule 485(a) File Numbers 033-56654 and 811-04844

Dear Mr. Kotapish:

Enclosed for filing, pursuant to Rule 485(a) under the Securities Act of 1933, is Post-Effective Amendment Number 30 to the registration statement on Form N-4 for Separate Account I of Integrity Life Insurance Company (Integrity). We are requesting an effective date of February 14, 2008, which is less than 80 days from the date of filing, in conformance with Rule 485(a)(1).

Following is a brief description of the significant changes made by this amendment to the registration statement:

1. We have added new disclosures to the GrandMaster flex variable annuity prospectus describing a new optional guaranteed living benefit rider that provides a guaranteed lifetime income regardless of market performance (Living Benefit Disclosures).

2. We have made product changes on the GrandMaster flex variable annuity, specifically increased the mortality and expense risk charge from 1.55% to 1.60%, increased the Withdrawal Charge period from 3 years to 4 years, and modified the standard death benefit (Product Change Disclosures). The product changes will apply only to investors who purchase a contract on or after February 14, 2008.

3. We have added additional Variable Account Options and underlying Portfolios from PIMCO Variable Insurance Trust and Rydex Variable Trust.

In conjunction with this filing, we are submitting two separate template request letters under Rule 485(b)(1)(vii), wherein we request the approval of the Securities and Exchange Commission (Commission) to use the Living Benefit Disclosures and the Product Change Disclosures in the registration statements for certain other Integrity variable annuities and the registration statements for certain variable annuities issued by National Integrity Life Insurance Company (National Integrity), which is a direct and wholly owned subsidiary of Integrity, domiciled in New York.

In the absence of the new disclosures outlined above, this registration statement would be eligible for immediate effectiveness under Rule 485(b). This amendment has been "red-lined" to indicate the significant changes in the registration statement.

We will file another post-effective amendment pursuant to Rule 485(b) on or before February 14, 2008, to add the required financial statements of the Separate Account, the Depositor and the Guarantor, as well as


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the updated the table of contents and expense examples that appear in the prospectus.

In connection with the forgoing we acknowledge that: (i) Integrity is responsible for the adequacy and accuracy of the disclosure in its registration statements; (ii) the comments of the Commission's staff, or changes to disclosures in the registration statements in response to the comments of the Commission's staff does not foreclose the Commission from taking any action with respect to the registration statements; and (iii) Integrity may not assert the comments of the Commission's staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854, or e-mail at rhonda.malone@wslife.com.


                                           Sincerely,

                                           /s/ Rhonda S. Malone
                                           ----------------------------------
                                           Rhonda S. Malone
                                           Associate Counsel - Securities
                                           Western & Southern Financial Group



Copy:    Alison T. White, Esq.